Commitments and Contingent Liabilities - Summary of Contingent Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of contingent liabilities
Total contingent liabilities	€ 3,510	€ 4,210
Brazil [member]
Summary of contingent liabilities
Corporate reorganisation - IPI, PIS and COFINS taxes and penalties	2,040	2,235
Inputs for PIS and COFINS taxes	35	43
Goodwill amortisation	137	184
Other tax assessments - approximately 600 cases	650	959
Total Brazil tax	2,862	3,421
Other Countries [Member]
Summary of contingent liabilities
Other contingent liabilities	€ 648	€ 789